UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

FORM N-Q

December 31, 2011

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	December 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 91.8%
CONSUMER DISCRETIONARY - 23.6%
Auto Components - 2.2%
Takata Corp.	1,006	$20,599
Toyo Tire & Rubber Co., Ltd.	14,770	33,581

Total Auto Components		54,180

Distributors - 0.9%
Xinhua Winshare Publishing and Media Co., Ltd., Class H Shares	53,050	21,516

Diversified Consumer Services - 0.7%
Studio Alice Co., Ltd.	1,183	18,490

Hotels, Restaurants & Leisure - 5.4%
Fuller Smith & Turner PLC, Class A Shares	2,370	26,482
Greene King PLC	5,040	38,134
REXLot Holdings Ltd.	172,460	11,325
Saint Marc Holdings Co., Ltd.	391	15,062
Saizeriya Co., Ltd.	785	13,085
William Hill PLC	9,280	29,227

Total Hotels, Restaurants & Leisure		133,315

Household Durables - 1.0%
Tact Home Co., Ltd.	31	25,373

Internet & Catalog Retail - 0.4%
Takkt AG	966	10,652

Multiline Retail - 3.3%
Debenhams PLC	30,370	27,615
Izumi Co., Ltd.	1,965	32,499
Myer Holdings Ltd.	11,020	21,810

Total Multiline Retail		81,924

Specialty Retail - 7.6%
Folli Follie Group	790	7,893	*
Hornbach Baumarkt Aktiengesellschaft	872	26,240
JUMBO SA	2,000	9,836	*
Nafco Co., Ltd.	801	13,727
Pal Co., Ltd.	1,451	56,253
Statoil Fuel & Retail ASA	5,830	43,465	*
Tom Tailor Holding AG	1,812	28,846	*

Total Specialty Retail		186,260

Textiles, Apparel & Luxury Goods - 2.1%
361 Degrees International Ltd.	46,460	18,544
Anta Sports Products Ltd.	15,550	18,580
Xingquan International Sports Holdings Ltd.	59,040	13,782	*

Total Textiles, Apparel & Luxury Goods		50,906

TOTAL CONSUMER DISCRETIONARY		582,616

CONSUMER STAPLES - 10.2%
Food & Staples Retailing - 2.4%
COSMOS Pharmaceutical Corp.	589	30,418
S Foods Inc.	1,560	13,093
San-A Co., Ltd.	393	15,547

Total Food & Staples Retailing		59,058

Food Products - 7.8%
Bongrain SA	260	16,290
Greencore Group PLC	38,335	30,761
Lotte Confectionery Co., Ltd.	24	35,585	*(a)
Marine Harvest ASA	52,370	22,644
Pacific Andes Resources Development Ltd.	132,940	19,884
Robert Wiseman Dairies PLC	5,550	22,130
Viterra Inc.	4,260	44,910

Total Food Products		192,204

TOTAL CONSUMER STAPLES		251,262

ENERGY - 1.4%
Energy Equipment & Services - 1.4%
Aker ASA, Class A Shares	1,330	34,468

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
FINANCIALS - 12.0%
Capital Markets - 1.0%
F&C Asset Management PLC	24,970	$25,381

Commercial Banks - 2.0%
Banco Latinoamericano de Comercio Exterior SA	1,560	25,038
Ringkjoebing Landbobank Aktieselskab	240	24,195

Total Commercial Banks		49,233

Diversified Financial Services - 0.5%
Eurazeo	339	12,063

Insurance - 1.3%
Beazley PLC	14,940	31,160

Real Estate Investment Trusts (REITs) - 5.8%
Advance Residence Investment	16	30,869
CapitaRetail China Trust	32,770	29,055
Parkway Life Real Estate Investment Trust	21,610	29,823
Top REIT Inc.	6	26,933
United Urban Investment Corp.	24	27,221

Total Real Estate Investment Trusts (REITs)		143,901

Real Estate Management & Development - 1.4%
Deutsche Wohnen AG	1,370	18,201
GAGFAH SA	3,250	16,716
Total Real Estate Management & Development		34,917

TOTAL FINANCIALS		296,655

HEALTH CARE - 8.2%
Health Care Providers & Services - 4.5%
Mediq NV	1,640	24,972
Primary Health Care Ltd.	10,290	32,416
Rhoen-Klinikum AG	2,200	41,913
Toho Holdings Co., Ltd.	786	10,896

Total Health Care Providers & Services		110,197

Life Sciences Tools & Services - 2.0%
Biotage AB	33,990	25,682
Nordion Inc.	2,805	23,450

Total Life Sciences Tools & Services		49,132

Pharmaceuticals - 1.7%
Meda AB, Class A Shares	4,000	41,616

TOTAL HEALTH CARE		200,945

INDUSTRIALS - 19.6%
Airlines - 1.6%
easyJet PLC	6,410	39,102	*

Building Products - 1.7%
Maezawa Kasei Industries Co., Ltd.	2,770	28,071
Noritz Corp.	786	14,327

Total Building Products		42,398

Commercial Services & Supplies - 8.3%
Aeon Delight Co., Ltd.	1,036	20,957
BWT AG	1,090	18,425	(a)
Loomis AB, Class B Shares	3,480	50,061
Moshi Moshi Hotline Inc.	2,386	22,474
Newalta Corp.	2,750	33,499
Shanks Group PLC	25,350	35,747
Séché Environnement	660	24,473

Total Commercial Services & Supplies		205,636

Construction & Engineering - 1.0%
Heijmans N.V.	1,250	13,247
Kyowa Exeo Corp.	1,070	10,078

Total Construction & Engineering		23,325

Electrical Equipment - 0.9%
Prysmian S.p.A.	1,720	21,359

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.3%
Haw Par Corp., Ltd.	7,860	$31,936

Machinery - 0.8%
Interpump Group SpA	1,621	10,899
Torishima Pump Mfg. Co., Ltd.	715	9,178

Total Machinery		20,077

Marine - 0.5%
Irish Continental Group PLC	640	12,085

Professional Services - 1.6%
Teleperformance	1,760	39,123

Road & Rail - 1.1%
FirstGroup PLC	5,230	27,453

Transportation Infrastructure - 0.8%
BBA Aviation PLC	7,070	19,544

TOTAL INDUSTRIALS		482,038

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.7%
Mitsui Knowledge Industry Co., Ltd.	96	17,536

Electronic Equipment, Instruments & Components - 1.5%
Ingenico SA	1,030	37,193

Internet Software & Services - 1.0%
ZAPPALLAS Inc.	24	24,353

IT Services - 2.8%
Indra Sistemas SA	1,980	25,209
ITOCHU Techno-Solutions Corp.	657	29,491
NS Solutions Corp.	735	14,648

Total IT Services		69,348

Software - 2.8%
Square Enix Co., Ltd.	1,400	27,483
SRA Holdings Inc.	1,950	20,014
Sword Group	1,260	19,651

Total Software		67,148

TOTAL INFORMATION TECHNOLOGY		215,578

MATERIALS - 5.7%
Chemicals - 2.7%
Filtrona PLC	6,780	40,054
Symrise AG	990	26,420

Total Chemicals		66,474

Containers & Packaging - 1.7%
AMVIG Holdings Ltd.	20,890	11,082
DS Smith PLC	4,510	13,868
Smurfit Kappa Group PLC	2,910	17,598	*

Total Containers & Packaging		42,548

Metals & Mining - 1.3%
African Barrick Gold Ltd.	4,570	32,562

TOTAL MATERIALS		141,584

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Freenet AG	1,980	25,626

UTILITIES - 1.3%
Water Utilities - 1.3%
Sound Global Ltd.	47,650	18,368
Tri-Tech Holding Inc.	3,080	14,199	*

TOTAL UTILITIES		32,567

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,533,743)		2,263,339

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 6.2%
Repurchase Agreements - 6.2%
Interest in $200,000,000 joint tri-party repurchase agreement dated 12/30/11 with RBS Securities Inc.; Proceeds at maturity - $152,001; (Fully collateralized by various U.S. government obligations, 1.375% to 4.375% due 11/30/15 to 11/15/39; Market value - $155,040) (Cost - $152,000)	0.050%	1/3/12	$152,000	$152,000

TOTAL INVESTMENTS - 98.0% (Cost - $2,685,743#)				2,415,339
Other Assets in Excess of Liabilities - 2.0%				49,281

TOTAL NET ASSETS - 100.0%				$2,464,620

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

Summary of Investments by Country**

Japan	25.8%
United Kingdom	15.6
Germany	7.4
France	6.2
Sweden	4.8
Singapore	4.5
Canada	4.2
Norway	4.2
Cayman Islands	2.6
Ireland	2.5
Australia	2.2
Bermuda	1.9
Netherlands	1.6
South Korea	1.5
Italy	1.3
Jersey	1.3
Spain	1.0
Panama	1.0
Denmark	1.0
China	0.9
Austria	0.8
Greece	0.7
Luxembourg	0.7
United States	6.3

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2011 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Global Currents International Small Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and derivatives carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$582,616	—	—	$582,616
Consumer staples	215,677	$35,585	—	251,262
Energy	34,468	—	—	34,468
Financials	296,655	—	—	296,655
Health care	200,945	—	—	200,945
Industrials	463,613	18,425		482,038
Information technology	215,578	—	—	215,578
Materials	141,584	—	—	141,584
Telecommunication services	25,626	—	—	25,626
Utilities	32,567	—	—	32,567

Total long-term investments	$2,209,329	$54,010	—	$2,263,339

Short-term investments†	—	152,000	—	152,000

Total	$2,209,329	$206,010	—	$2,415,339

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2011, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of level 1 and level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$146,875
Gross unrealized depreciation	(417,279)

Net unrealized depreciation	$(270,404)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about and entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 28, 2012